Balances and Transactions with Related Parties and Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of Balances and Transactions with Related Parties and Affiliated Companies
The consolidated statements of financial position and income include the following balances and transactions with related parties and affiliated companies:

	2022	2021
Balances:
Assets (current included in accounts receivable)
Due from FEMSA and its subsidiaries (See Note 6) (1) (3)	Ps. 746	Ps. 634
Due from The Coca-Cola Company (See Note 6) (1)	776	820
Due from Heineken Group (1)	175	139
Other receivables (1)	7	—
	Ps. 1,704	Ps. 1,593

	2022	2021
Liabilities (current included in suppliers and other liabilities and loans)
Due to FEMSA and its subsidiaries (2) (3)	Ps. 1,454	Ps. 1,380
Due to The Coca-Cola Company (2)	1,248	1,444
Due to Heineken Group(2)	495	488
Other payables (2) (4)	818	224
	Ps. 4,015	Ps. 3,536

(1) Presented within trade receivables
(2) Recorded within accounts payable and suppliers
(3) Parent
(4) This amount for 2022 includes Ps. 342 payable to Promotora Industrial Azucarera

Summary of Transactions and Other Related Parties
Details of transactions between the Company and other related parties are disclosed as follows:

Transactions	2022	2021	2020
Income:
Sales to affiliated parties	Ps. 6,546	Ps. 5,489	Ps. 5,020
Heineken	2	3	3
Expenses:
Purchases and other expenses from FEMSA	10,129	7,447	6,538
Purchases of concentrate from The Coca-Cola Company	43,717	37,213	32,222
Purchases of raw material, beer and operating expenses from Heineken	5,036	11,635	11,600
Advertisement expense paid to The Coca-Cola Company	545	1,482	865
Purchases from Ades	—	—	338
Purchases from Jugos del Valle	3,234	2,918	2,437
Purchase of sugar from Promotora Industrial Azucarera, S.A. de C.V.	2,841	2,213	2,123
Purchase of sugar from Beta San Miguel	724	938	1,023
Purchase of canned products from Industria Envasadora de Queretaro, S.A. de C.V...	577	234	226
Purchase of inventories from Leao Alimentos e Bebidas, LTDA	215	1,320	1,253
Purchase of resine from Industria Mexicana de Reciclaje, S.A. de C.V.	504	416	308
Donations to Instituto Tecnologico y de Estudios Superiores de Monterrey, A.C. (1) (2)	110	—	225
Donations to Fundación Femsa, A.C.	173	230	114
Other expenses with related parties	—	156	10
(1) One or more members of the Board of Directors or senior management of the Company are also members of the Board of Directors or senior management of the counterparties to these transactions.
(2) These donations were made to ITESM through Fundacion FEMSA as intermediary.

Schedule of Key Management Remuneration
The aggregate compensation paid to executive officers and senior management of the Company, recognized as an expense during the reporting period were as follows:

	2022	2021	2020
Current compensations and employee benefits	Ps. 1,071	Ps. 737	Ps. 815
Termination benefits	18	—	68
Shared based payments	326	276	190